Accumulated Other Comprehensive Income (Changes in Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions		12 Months Ended
		Jan. 02, 2016		Jan. 03, 2015		Dec. 28, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), Beginning balance		$ (49.5)		$ (9.2)
Other comprehensive income (loss) before reclassifications	[1]	(8.6)		(44.8)
Amounts reclassified from accumulated other comprehensive income (loss)		4.0		7.0
Income tax expense (benefit)		(2.0)		(2.5)
Net reclassifications		2.0		4.5
Other comprehensive income (loss)		(6.6)	[1]	(40.3)	[1]	$ 78.4
Accumulated other comprehensive income (loss), Ending Balance		(56.1)		(49.5)		(9.2)
Foreign exchange contracts [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), Beginning balance		8.6		(0.8)
Other comprehensive income (loss) before reclassifications	[1]	10.8		9.1
Amounts reclassified from accumulated other comprehensive income (loss)	[2]	(19.0)		0.5
Income tax expense (benefit)		6.0		(0.2)
Net reclassifications		(13.0)		0.3
Other comprehensive income (loss)	[1]	(2.2)		9.4
Accumulated other comprehensive income (loss), Ending Balance		6.4		8.6		(0.8)
Interest rate swap [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), Beginning balance		0.4		0.6
Other comprehensive income (loss) before reclassifications	[1]	(4.2)		(0.2)
Amounts reclassified from accumulated other comprehensive income (loss)		2.1		0.0
Income tax expense (benefit)		(0.7)		0.0
Net reclassifications		1.4
Other comprehensive income (loss)	[1]	(2.8)		(0.2)
Accumulated other comprehensive income (loss), Ending Balance		(2.4)		0.4		0.6
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), Beginning balance		(16.9)		0.5
Other comprehensive income (loss) before reclassifications	[1]	(30.4)		(17.4)
Amounts reclassified from accumulated other comprehensive income (loss)		0.0		0.0
Income tax expense (benefit)		0.0		0.0
Net reclassifications		0.0
Other comprehensive income (loss)	[1]	(30.4)		(17.4)
Accumulated other comprehensive income (loss), Ending Balance		(47.3)		(16.9)		0.5
Pension adjustments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), Beginning balance		(41.6)		(9.5)
Other comprehensive income (loss) before reclassifications	[1]	15.2		(36.3)
Amounts reclassified from accumulated other comprehensive income (loss)	[3]	20.9		6.5
Income tax expense (benefit)		(7.3)		(2.3)
Net reclassifications		13.6		4.2
Other comprehensive income (loss)	[1]	28.8		(32.1)
Accumulated other comprehensive income (loss), Ending Balance		$ (12.8)		$ (41.6)		$ (9.5)

[1]	Other comprehensive income is reported net of taxes and noncontrolling interest.
[2]	Amounts reclassified are included in cost of goods sold.
[3]	Amounts reclassified are included in the computation of net pension expense (see Note 12 to the consolidated financial statements for additional details).